Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep. 01, 2012
Cutwater Municipal Bond Inflation Protection Fund (Prospectus Summary) | Cutwater Municipal Bond Inflation Protection Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CUTWATER MUNICIPAL BOND INFLATION PROTECTION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cutwater Municipal Bond Inflation Protection Fund (the "Municipal Fund") seeks high after-tax inflation protected return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts with respect to
Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Fund.  More information about these and other discounts is available from your financial professional and in the section
		entitled "Purchase of Shares" on page 26 of the Fund's prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
		annual fund operating expenses or in the Example, affect the Fund's performance.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for Class A shares and Class C shares and $100,000 (investment minimum) for Institutional Class shares in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be
		higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Municipal Fund will invest at least 80% of its total assets in a diversified portfolio of municipal securities, the interest on which may be exempt from federal income tax.  The Adviser utilizes its Municipal Bond Inflation
Protection strategy to build a portfolio of "municipal inflation protected securities" or "MIPS."  Because there are very few issuers of municipal inflation-linked securities (commonly referred to as "muni-CPI bonds"), the
Adviser will attempt to synthetically create a portfolio of securities that has the economic characteristics of a portfolio of municipal inflation-linked securities by investing in investment grade municipal securities and simultaneously entering into swap agreements (or other derivative instruments)
linked to a commonly used indicator of inflation (such as a consumer price index). The MIPS strategy is designed to provide tax efficient "Real Return" and a hedge against inflation. "Real Return" means total return less the estimated cost of inflation.

The Fund will primarily invest in investment-grade municipal securities (rated
"Baa3" or higher by Moody's, "BBB-" or higher by S&P or Fitch or determined by the Adviser to be of comparable quality).  The Fund may invest up to 25% of its total assets in municipal obligations, the interest on which may be an item of tax preference for purposes of the alternative minimum tax ("AMT").  The Fund may invest up to 20% of its total assets in high yield fixed income securities rated below investment grade, provided that the Fund will not purchase securities rated below "B3" by Moody's or "B-" by S&P or Fitch.  In addition, the Fund may invest in inflation-linked securities, such as Treasury Inflation
Protected Securities ("TIPS").  The portfolio is expected to have an average duration of between 4 and 10 years.  The Adviser will target a duration which it believes will offer the opportunity for above average returns while limiting exposure to interest rate risk.

The Fund also invests in inflation-linked derivative securities including structured notes, swap agreements, options, futures and options on futures. It is anticipated that approximately 20% of the Fund's assets will be invested in
		derivative instruments.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's NAV, yield and total return.  It is possible to lose money by investing in the Fund.

o Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

o Deflation Risk:  Deflation to the U.S. economy may cause principal to decline and inflation-linked securities could underperform securities whose interest payments are not adjusted for inflation or linked to a measure of inflation.

o Derivatives Risk:  Derivative instruments involve risks different from direct investments in underlying securities.  These risks include imperfect correlation between the value of the instruments and the underlying assets;
risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

o High Yield Securities Risk:  High yield securities (also known as junk bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield bonds can be expected to fluctuate more than the total return and yield of higher quality bonds. High yield bonds are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.
Successful investment in high yield bonds involves greater investment risk and is highly dependent on the Adviser's credit analysis and market analysis.

o Interest Rate Risk: The risk of market losses attributable to changes in interest rates.  With fixed rate securities, a rise in interest rates typically causes a fall in values.  The yield earned by the Fund will vary with changes in interest rates.

o Management Risk:  As with any managed fund, the Fund's investment adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds.  The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.  The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

o Municipal Securities Risk:  The amount of public information available about municipal securities is generally less than that for corporate equities or bonds, and the investment performance of the Municipal Fund may therefore be more dependent on the analytical abilities of the Adviser than that of an equity fund or taxable bond fund. The secondary market for municipal securities also tends to be less well developed or liquid than many other securities markets, which may adversely affect the Municipal Fund's ability to sell its bonds at attractive prices or at prices approximating those at which the Fund currently values them.  The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments.  The value of municipal bonds may also be affected by changes in the tax laws including the modification of the rules relating to the exemption from gross income on municipal securities and changes in tax rates generally, which could affect the value of the tax exemption even if the exemption is not itself modified.

o Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated.  Depending on market conditions, the new investments may or may not carry the same interest rate.

o U.S. Government Agencies Securities Risk:  Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S.
Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government is able to provide financial support to U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Investment in the Municipal Fund may be suitable for investors who seek tax
		sensitive income and an attractive inflation-protected after-tax return.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table illustrate the risks and volatility of an investment in Institutional Class shares of the Municipal Fund for the last calendar year that the Fund was operational and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the Barclays Capital Municipal Bond Index ("Barclays Muni Bond
Index") and the Barclays Capital Global Inflation-Linked U.S. TIPS Index
(Series-L) ("Barclays Global Index"), both broad measures of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. The Fund commenced operations on November 1, 2007 and subsequently ceased investment operations on April 29, 2009 due to redemption of all shareholders. The Fund currently has no assets and no shareholders, and, therefore, no performance
		information is presented for periods after March 31, 2009.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table illustrate the risks and volatility of an investment in Institutional Class shares of the Municipal Fund for the last calendar year that the Fund was operational and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the Barclays Capital Municipal Bond Index ("Barclays Muni Bond Index") and the Barclays Capital Global Inflation-Linked U.S. TIPS Index (Series-L) ("Barclays Global Index"), both broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year-to-Date Total Return as of March 31, 2009: 7.55% Best Quarter Worst Quarter 1.98% -5.45% (June 30, 2008) (September 30, 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Institutional Class shares; after-tax returns for Class A shares and Class C shares will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2008	[1]
Cutwater Municipal Bond Inflation Protection Fund (Prospectus Summary) | Cutwater Municipal Bond Inflation Protection Fund | Barclays Muni Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Muni Bond Index (reflects no deductions for fees, expenses or taxes)	[2]
1 Year	rr_AverageAnnualReturnYear01	(2.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.74%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2007
Cutwater Municipal Bond Inflation Protection Fund (Prospectus Summary) | Cutwater Municipal Bond Inflation Protection Fund | Barclays Global Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Global Index (reflects no deductions for fees, expenses or taxes)	[3]
1 Year	rr_AverageAnnualReturnYear01	(7.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2007
Cutwater Municipal Bond Inflation Protection Fund (Prospectus Summary) | Cutwater Municipal Bond Inflation Protection Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	499
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	709
Cutwater Municipal Bond Inflation Protection Fund (Prospectus Summary) | Cutwater Municipal Bond Inflation Protection Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	179
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	554
Cutwater Municipal Bond Inflation Protection Fund (Prospectus Summary) | Cutwater Municipal Bond Inflation Protection Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	776
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,428
Annual Return 2008	rr_AnnualReturn2008	(8.28%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2009
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.45%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(8.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.49%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2007
Cutwater Municipal Bond Inflation Protection Fund (Prospectus Summary) | Cutwater Municipal Bond Inflation Protection Fund | Institutional Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions	[6]
1 Year	rr_AverageAnnualReturnYear01	(9.37%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.58%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2007
Cutwater Municipal Bond Inflation Protection Fund (Prospectus Summary) | Cutwater Municipal Bond Inflation Protection Fund | Institutional Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares	[6]
1 Year	rr_AverageAnnualReturnYear01	(5.34%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.08%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2007

[1]	The Fund liquidated on April 29, 2009.
[2]	The Barclays Muni Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be rated investment grade (Baa3/BBB- or higher), with an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990 and must be at least one year from their maturity date.
[3]	The Barclays Global Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better) with at least one year to final maturity and at least $250 million par amount outstanding.
[4]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission. A CDSC of 1.00% is assessed on redemptions of Class C shares made within 12 months after purchase.
[5]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[6]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Institutional Class shares; after-tax returns for Class A shares and Class C shares will vary. The "Institutional Class Shares Return After Taxes on Distributions and Sale of Shares" is higher than the "Institutional Class Shares Return Before Taxes" and/or the "Institutional Class Shares Return After Taxes on Distributions" because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculation assumes that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.